Stock-Based Compensation - Narratives (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended			17 Months Ended
	Dec. 14, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2017	Apr. 30, 2020	Oct. 03, 2017	May 04, 2016
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation expense, tax benefit		$ 3,933	$ 3,182	$ 4,349
Dividends paid on common stock (in dollars per share)	$ 1.80	$ 1.80
Additional stock compensation expense		$ 2,144
Proceeds from stock options exercised		373	3,975
Stock compensation expense		$ 17,194	13,281	16,899
Discontinued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Dividends paid on common stock (in dollars per share)		$ 1.80
Additional stock compensation expense		$ 654
2016 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized (shares)								8,017,038
Share awards issued (shares)					7,644,518
2017 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Shares reserved for issuance (shares)							7,344,000
Number of shares available for grant (shares)		12,405,315				9,000,000	372,520
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized stock-based compensation expense		$ 20,511
Unrecognized stock-based compensation expense, period for recognition		1 year 7 months 2 days
Fair value of awards vested		$ 11,269	8,493	13,628
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Stock compensation expense		0
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award
Intrinsic value of stock options exercised		3,615
Proceeds from stock options exercised		3,975
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award
Fair value of awards vested		510	$ 1,543	$ 3,493
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized stock-based compensation expense		$ 10,982
Unrecognized stock-based compensation expense, period for recognition		1 year 7 months 17 days
Award requisite service period		3 years
Performance Stock Units | Exit event exceeding threshold
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting percentage		100.00%
Board of Directors | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting period		1 year
Employee | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting period		3 years
Minimum [Member] | Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting percentage		0.00%
Maximum [Member] | Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting percentage		200.00%